Stock-Based Compensation (Fair Value of Employee Stock Options Estimated Using Weighted Average Assumptions) (Details)	3 Months Ended	12 Months Ended
	Nov. 30, 2013	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 9 months	5 years 6 months	5 years 6 months	6 years 0 months 29 days
Expected volatility	86.30%	87.00%	78.00%	70.00%
Risk free interest rate	1.62%	0.82%	0.88%	1.48%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 29 days	6 years 29 days	6 years 5 months 16 days	6 years 5 months 16 days
Expected volatility	87.60%	88.00%	81.00%	78.00%
Risk free interest rate	1.96%	1.96%	1.35%	2.44%